Fair value measurements - Additional Information (Detail) In Millions, unless otherwise specified							12 Months Ended						12 Months Ended			12 Months Ended
	Mar. 31, 2011 Japan Common stocks	Mar. 31, 2010 Japan Common stocks	Mar. 31, 2011 Japan Government bonds	Mar. 31, 2010 Japan Government bonds	Mar. 31, 2011 US And European Government Government bonds	Mar. 31, 2010 US And European Government Government bonds	Mar. 31, 2011 Financing receivable Level 3 USD ($)	Mar. 31, 2011 Financing receivable Level 3 JPY (¥)	Mar. 31, 2010 Financing receivable Level 3 JPY (¥)	Mar. 31, 2011 Level 3 USD ($)	Mar. 31, 2011 Level 3 JPY (¥)	Mar. 31, 2010 Level 3 JPY (¥)	Mar. 31, 2011 Level 1 Affiliated Entity JPY (¥)	Mar. 31, 2011 Other securities JPY (¥)	Mar. 31, 2011 Other securities USD ($)	Mar. 31, 2011 Derivative financial instruments JPY (¥)	Mar. 31, 2011 Derivative financial instruments USD ($)
Fair Value, Assets and Liabilities [Line Items]
Percentage of assets	86.00%	88.00%	77.00%	76.00%	23.00%	24.00%
Retained interests in securitized financial receivables														¥ (13,165)	$ (158)
Transfersinto Level 2 due to be measured at observable inputs																(21,413)	(258)
Finance receivables, fair value										191	15,893	13,343
Investment in affiliated company, fair value													119,821
Fair value, assets measured on nonrecurring basis, loss							$ 25	¥ 2,083	¥ 2,485				¥ 63,575